Short-Term Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2015 USD ($)	Dec. 31, 2014	Nov. 11, 2013 CNY (¥)	Nov. 11, 2013 USD ($)
Short-term Debt [Line Items]
Short term borrowings weighted average interest rate	5.66%	5.50%
Short-term borrowings	$ 1,406,351		¥ 1,560,000	$ 255,900